Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Deferred Income Tax

All figures in £ millions	2022	2021

Deferred income tax assets	57	57

Deferred income tax liabilities	(37)	(40)

Net deferred income tax asset/(liability)	20	17

Schedule of Detailed Information about Unrecognised Tax Losses Explanatory	At 31 December 2022, the Group has gross tax losses for which no deferred tax asset is recognised of £547m (2021: £721m). The expiry date and key geographic split of these losses is set out in the following table.

	Gross				Tax effected

Year ended 31 December 2022	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	3	30	33	–	–	10	10

Within 10-20 years	–	104	–	104	–	5	–	5

Available indefinitely	166	30	214	410	41	2	68	111

Total	166	137	244	547	41	7	78	126

	Gross				Tax effected

Year ended 31 December 2021	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	9	27	36	–	–	10	10

Within 10-20 years	–	297	–	297	–	14	–	14

Available indefinitely	166	86	136	388	41	5	49	95

Total	166	392	163	721	41	19	59	119

Schedule of Movement on Net Deferred Income Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total

Deferred income tax assets/(liabilities)

At 1 January 2021	47	35	(49)	45	(209)	76	25	(30)

Exchange differences	–	(1)	–	–	(2)	–	2	(1)

Acquisition of subsidiaries	1	–	–	–	4	–	–	5

Income statement benefit/(charge)	34	30	2	7	29	(21)	35	116

Tax charge in OCI	–	–	(61)	–	–	–	(12)	(73)

At 31 December 2021	82	64	(108)	52	(178)	55	50	17

Exchange differences	–	7	2	6	(21)	6	4	4

Acquisitions and disposals of subsidiaries	7	–	–	–	(21)	–	(12)	(26)

Income statement benefit/(charge)	37	(4)	(9)	5	14	(6)	(7)	30

Tax charge in OCI / equity	4	–	(12)	–	–	–	3	(5)

At 31 December 2022	130	67	(127)	63	(206)	55	38	20